Disposition of OCEN, TelevisaUnivision Transaction, and Spun-off Businesses - Ocen (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Accounts receivable		$ 8,131,458	$ 8,457,302
Pretax income		$ (6,129,007)	$ (12,165,823)	$ 2,441,939
Ocesa Entretenimien to S.a. De C.v. And Subsidiaries [Member]
Disclosure of associates [line items]
Ownership (as a percent)				40.00%
Cash consideration received for the disposal of assets and liabilities				$ 4,806,549
Accounts receivable				$ 364,420
Retaining percentage to cover losses				7.00%
Pretax income				$ 4,547,029
Proceeds from holdback amount received	$ 364,420
Amount of purchase price adjustment	$ 35,950